Cash and Cash Equivalents	12 Months Ended
Sep. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
15.
CASH AND CASH EQUIVALENTS

	September 30, 2023	September 30, 2022
Cash on hand	63	180
Bank balances, including
- in U.S. dollars	58,950	109,678
- in Euro	259,259	165,618
- in other currencies	26,136	31,602
Cash and cash equivalents	344,408	307,078

As of September 30, 2023 and September 30, 2022, the Company had no restricted cash.